Stock Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options outstanding at the beginning of the year, Shares	13,116
Options granted, Shares	0
Options exercised, Shares	0	0	0
Forfeitures, Shares	0
Options outstanding at the end of the year, Shares	13,116	13,116
Options exercisable at the end of the year, Shares	13,116
Options outstanding at the beginning of the year, Weighted Average Exercise Price	$ 5.03
Options granted, Weighted Average Exercise Price	0
Options exercised, Weighted Average Exercise Price	0
Forfeitures, Weighted Average Exercise Price	0
Options outstanding at the end of the year, Weighted Average Exercise Price	5.03	$ 5.03
Options exercisable at the end of the year, Weighted Average Exercise Price	$ 5.03
Options outstanding at the end of the year	$ 2,230
Options exercisable at the end of the year	$ 2,230